Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 American Eldercare Inc.	Jul. 06, 2012 Senior Bridge Family Companies Inc	Dec. 31, 2013 Metropolitan Health Networks, Inc.	Dec. 31, 2013 Arcadian Management Services Inc State	Dec. 31, 2013 MCCI Holdings LLC	Dec. 31, 2013 Anvita, Inc.
Business Acquisition [Line Items]
Date of acquisition				Sep. 06, 2013	Jul. 06, 2012	Dec. 21, 2012	Mar. 31, 2012	Oct. 29, 2012	Dec. 06, 2011
Goodwill acquired	$ 3,733	$ 3,640	$ 2,740	$ 76	$ 99	$ 564	$ 44		$ 116
Amount allocated to other intangible assets				75	14	263	38		60
Other intangible assets useful life, years	10 years 3 months 18 days			9 years 3 months 18 days	5 years 2 months 12 days	8 years 4 months 24 days	9 years 8 months 12 days		6 years 6 months
Estimated transaction value to acquire the entity						851
Excess of consideration over estimated fair value of net tangible assets acquired						$ 827
Arcadian Member States							15